Inventories	12 Months Ended
Mar. 31, 2011
Inventories [Abstract]
Inventories
5. Inventories
At March 31, 2011 and 2010, inventories comprised the following:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Finished products, including finished parts held for sale	¥294,807	¥254,157	$3,551,891
Work in process	135,167	102,096	1,628,518
Materials and supplies	43,902	40,163	528,940

Total	¥473,876	¥396,416	$5,709,349